Subsequent events (Details) - USD ($)	Nov. 30, 2020	Sep. 30, 2020	Dec. 31, 2019
Debt		$ 206,747,960	$ 211,526,507
Ardmore Seafarer [Member]
Debt	$ 10,000,000